UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2018

Item 1. Schedule of Investments.

Nationwide Risk-Based U.S. Equity ETF
Schedule of Investments
May 31, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Consumer Discretionary - 17.3%
10,568	Aramark	$410,250
2,755	Autoliv, Inc. +	407,657
581	AutoZone, Inc. (a)	377,255
227	Booking Holdings, Inc. (a)	478,724
6,978	Carnival Corporation	434,590
7,138	CBS Corporation - Class B	359,541
1,575	Charter Communications, Inc. - Class A (a)	411,138
9,728	Comcast Corporation - Class A	303,319
4,871	Darden Restaurants, Inc.	425,774
14,249	Discovery, Inc. (a) +	300,511
10,977	DISH Network Corporation - Class A (a)	324,370
4,050	Dollar General Corporation	354,294
3,318	Dollar Tree, Inc. (a)	274,034
1,501	Domino's Pizza, Inc.	377,471
3,953	Expedia Group, Inc.	478,432
34,692	Ford Motor Company	400,693
3,890	Genuine Parts Company	353,173
5,063	Hasbro, Inc.	439,215
4,643	Hilton Worldwide Holdings, Inc.	374,737
13,419	Interpublic Group of Companies, Inc.	303,269
4,919	Las Vegas Sands Corporation	396,521
6,062	Liberty Broadband Corporation - Series A (a)	413,974
12,267	LKQ Corporation (a)	389,723
4,546	Lululemon Athletica, Inc. (a)	477,557
3,239	McDonald's Corporation	518,272
6,231	Michael Kors Holdings, Ltd. (a)	357,597
1,699	Mohawk Industries, Inc. (a) +	346,664
22,047	News Corporation - Class A	331,366
4,921	NIKE, Inc. - Class B	353,328
125	NVR, Inc. (a)	373,817
6,652	Omnicom Group, Inc.	479,476
1,247	O'Reilly Automotive, Inc. (a)	335,954
2,363	PVH Corporation	378,080
8,459	Starbucks Corporation	479,372
8,845	Tapestry, Inc.	386,703
5,002	Target Corporation	364,595
4,298	Tiffany & Company	562,093
8,598	Time Warner, Inc.	809,589
5,228	TJX Companies, Inc.	472,193
9,732	Twenty-First Century Fox, Inc. - Class A	375,169
1,911	Ulta Beauty, Inc. (a)	471,845
5,768	V.F. Corporation	468,131
1,952	Vail Resorts, Inc. +	470,022
18,425	Viacom, Inc. - Class B	499,318
4,007	Walt Disney Company	398,576
2,053	Whirlpool Corporation	297,172
2,377	Wynn Resorts, Ltd.	465,916
5,068	Yum! Brands, Inc.	412,180
		19,673,650
	Consumer Staples - 14.8%
7,357	Altria Group, Inc.	410,079
9,390	Archer Daniels Midland Company	410,531
7,464	Brown-Forman Corporation - Class B	422,164
8,865	Bunge, Ltd.	616,560
11,510	Church & Dwight Company, Inc.	540,395
4,013	Clorox Company	484,891
12,419	Coca-Cola Company	534,017
13,740	Coca-Cola European Partners plc	521,708

9,496	Colgate-Palmolive Company	599,102
11,133	Conagra Brands, Inc.	412,589
3,071	Constellation Brands, Inc. - Class A	685,079
1,820	Costco Wholesale Corporation	360,797
15,401	Dr Pepper Snapple Group, Inc.	1,837,339
3,388	Estee Lauder Companies, Inc.	506,303
10,211	General Mills, Inc.	431,823
5,840	Hershey Company	525,833
12,450	Hormel Foods Corporation	446,831
3,995	Ingredion, Inc.	445,003
3,481	JM Smucker Company	374,208
7,721	Kellogg Company	497,155
4,482	Kimberly-Clark Corporation	452,010
6,012	Kraft Heinz Company	345,570
13,156	Kroger Company	320,085
6,373	Lamb Weston Holdings, Inc.	406,279
4,205	McCormick & Company, Inc.	424,705
5,865	Molson Coors Brewing Company - Class B	361,577
9,331	Mondelez International, Inc. - Class A	366,428
5,456	PepsiCo, Inc.	546,964
5,714	Philip Morris International, Inc.	454,492
7,531	Procter & Gamble Company	551,043
6,249	Sysco Corporation	406,373
6,609	Tyson Foods, Inc. - Class A	445,909
5,183	Walgreens Boots Alliance, Inc.	323,367
4,247	Walmart, Inc.	350,547
		16,817,756
	Energy - 6.2%
2,847	Andeavor	411,192
11,447	Baker Hughes, a GE Company	395,952
16,431	Cabot Oil & Gas Corporation	375,448
2,959	Chevron Corporation	367,804
6,094	ConocoPhillips	410,675
4,021	EOG Resources, Inc.	473,714
5,234	Exxon Mobil Corporation	425,210
7,591	Halliburton Company	377,576
5,940	HollyFrontier Corporation	458,449
21,459	Kinder Morgan, Inc.	357,936
6,122	Occidental Petroleum Corporation	515,473
6,146	ONEOK, Inc.	418,911
3,857	Phillips 66	449,302
5,863	Schlumberger, Ltd.	402,612
7,576	Targa Resources Corporation	368,421
3,500	Valero Energy Corporation	424,200
14,877	Williams Companies, Inc.	399,596
		7,032,471
	Financials - 10.1%
10,670	Aflac, Inc.	480,790
558	Alleghany Corporation	318,372
4,140	Allstate Corporation	387,007
9,024	American International Group, Inc.	476,377
3,127	Aon plc	437,373
7,636	Arch Capital Group, Ltd. (a)	599,044
5,720	Arthur J. Gallagher & Company	379,122
5,343	Cboe Global Markets, Inc.	521,263
3,018	Chubb, Ltd.	394,422
4,937	Cincinnati Financial Corporation	342,480
2,409	CME Group, Inc.	392,426
2,118	Credicorp Ltd.	468,968
2,333	Everest Re Group, Ltd.	525,602
4,417	First Republic Bank/CA	439,933
7,244	Hartford Financial Services Group, Inc.	379,079
5,464	Intercontinental Exchange, Inc.	387,343
7,014	Loews Corporation	342,774
459	Markel Corporation (a)	503,560
5,674	Marsh & McLennan Companies, Inc.	456,019

5,021	Nasdaq, Inc.	461,229
6,681	Progressive Corporation	414,823
2,511	Reinsurance Group of America, Inc.	375,244
3,911	Torchmark Corporation	331,770
3,011	Travelers Companies, Inc.	386,974
6,861	US Bancorp	342,981
2,933	Willis Towers Watson plc	443,323
9,251	XL Group, Ltd.	514,171
		11,502,469
	Health Care - 11.4%
3,632	Aetna, Inc.	639,705
2,120	Allergan plc	319,696
1,691	Anthem, Inc.	374,421
1,550	Becton Dickinson and Company	343,465
8,379	Bristol-Myers Squibb Company	440,903
5,946	Cardinal Health, Inc.	309,727
3,832	Centene Corporation (a)	448,957
2,618	Cigna Corporation	443,411
1,522	Cooper Companies, Inc.	344,444
4,802	CVS Health Corporation	304,399
3,623	Danaher Corporation	359,691
6,006	DaVita, Inc. (a)	401,441
9,779	DENTSPLY SIRONA, Inc.	428,417
4,387	Eli Lilly & Company	373,070
5,026	Express Scripts Holding Company (a)	381,021
4,596	HCA Healthcare, Inc.	474,031
4,948	Henry Schein, Inc. (a)	342,402
9,266	Hologic, Inc. (a)	351,089
2,009	Humana, Inc.	584,580
3,955	IQVIA Holdings, Inc. (a)	391,268
2,924	Johnson & Johnson	349,769
2,178	Laboratory Corporation of America Holdings (a)	393,325
2,301	McKesson Corporation	326,604
4,293	Medtronic plc	370,572
7,630	Merck & Company, Inc.	454,215
4,077	Perrigo Company plc	298,273
11,522	Pfizer, Inc.	413,985
3,631	Quest Diagnostics, Inc.	386,810
1,295	Regeneron Pharmaceuticals, Inc. (a)	388,914
1,542	UnitedHealth Group, Inc.	372,408
4,115	Universal Health Services, Inc. - Class B	473,143
3,114	Varian Medical Systems, Inc. (a)	367,047
2,990	Zimmer Biomet Holdings, Inc.	333,415
		12,984,618
	Industrials - 10.0%
4,933	AMETEK, Inc.	360,257
4,656	CH Robinson Worldwide, Inc. +	405,072
6,867	Copart, Inc. (a)	376,518
1,239	CoStar Group, Inc. (a)	472,332
3,713	Equifax, Inc.	423,134
4,997	Expeditors International of Washington, Inc.	372,177
1,858	General Dynamics Corporation	374,777
28,897	General Electric Company	406,870
2,841	Harris Corporation	427,485
2,517	Honeywell International, Inc.	372,289
2,505	IDEX Corporation	347,393
7,479	IHS Markit, Ltd. (a)	368,565
3,088	JB Hunt Transport Services, Inc.	395,573
3,120	Kansas City Southern	334,308
1,828	L3 Technologies, Inc.	362,547
1,384	Lockheed Martin Corporation	435,323
1,324	Northrop Grumman Corporation	433,279
2,007	Raytheon Company	420,467
6,582	Republic Services, Inc.	443,824
5,847	Rockwell Collins, Inc.	804,020
1,142	TransDigm Group, Inc.	381,554

5,744	TransUnion	394,038
3,184	United Parcel Service, Inc. - Class B	369,726
3,009	United Technologies Corporation	375,583
3,842	Verisk Analytics, Inc. (a)	408,174
1,145	W.W. Grainger, Inc.	353,794
4,993	Waste Management, Inc.	412,971
5,349	Xylem, Inc.	376,570
		11,408,620
	Information Technology - 10.4%
6,605	Amdocs, Ltd.	445,572
4,340	Amphenol Corporation	377,276
2,486	Automatic Data Processing, Inc.	323,230
3,255	Broadridge Financial Solutions, Inc.	375,790
5,254	CDW Corporation	420,583
5,709	Check Point Software Technologies, Ltd. (a)	555,828
3,619	Citrix Systems, Inc. (a)	382,239
5,388	Cognizant Technology Solutions Corporation - Class A	405,986
3,893	Fidelity National Information Services, Inc.	397,942
19,679	First Data Corporation - Class A (a)	373,901
5,566	Fiserv, Inc. (a)	404,092
1,994	FleetCor Technologies, Inc. (a)	397,504
2,717	Gartner, Inc. (a)	360,655
2,655	International Business Machines Corporation	375,178
3,522	Jack Henry & Associates, Inc.	440,461
5,498	Leidos Holdings, Inc.	330,210
4,136	Motorola Solutions, Inc.	443,958
9,041	NXP Semiconductors NV (a)	1,030,674
5,591	Paychex, Inc. +	366,658
30,818	Snap, Inc. - Class A (a) +	351,017
9,921	SS&C Technologies Holdings, Inc.	505,078
18,135	Symantec Corporation	376,845
4,112	Synopsys, Inc. (a)	362,144
4,704	Total System Services, Inc.	400,734
15,489	Twitter, Inc. (a)	537,468
4,942	Worldpay, Inc. - Class A (a)	392,741
10,981	Zillow Group, Inc. - Class A (a)	639,534
		11,773,298
	Materials - 3.2%
1,962	Air Products & Chemicals, Inc.	316,686
3,510	Avery Dennison Corporation	368,655
11,105	Ball Corporation	410,330
2,839	Ecolab, Inc.	404,870
2,765	International Flavors & Fragrances, Inc.	337,689
8,948	Monsanto Company	1,140,513
18,346	Newmont Mining Corporation	714,210
		3,692,953
	Telecommunication Services - 1.0%
13,053	AT&T, Inc.	421,872
6,451	T-Mobile US, Inc. (a)	359,321
7,756	Verizon Communications, Inc.	369,729
		1,150,922
	Utilities - 15.4%
17,507	Alliant Energy Corporation	725,140
11,785	Ameren Corporation	697,554
12,323	American Electric Power Company, Inc.	837,348
6,469	American Water Works Company, Inc.	537,833
6,987	Atmos Energy Corporation	623,310
18,432	CenterPoint Energy, Inc.	481,628
15,602	CMS Energy Corporation	719,720
8,891	Consolidated Edison, Inc.	682,206
11,971	Dominion Energy, Inc. +	768,419
7,152	DTE Energy Company	732,579
11,140	Duke Energy Corporation	859,562
9,246	Edison International	574,731
7,787	Entergy Corporation	630,046
10,792	Eversource Energy	616,007

16,256		Exelon Corporation	672,836
18,853		FirstEnergy Corporation	648,920
4,470		NextEra Energy, Inc.	741,171
9,504		NRG Energy, Inc.	325,322
13,287		PG&E Corporation	575,726
7,491		Pinnacle West Capital Corporation	596,359
21,627		PPL Corporation	590,850
11,872		Public Service Enterprise Group, Inc.	628,979
6,997		Sempra Energy	745,391
23,639		Southern Company	1,061,391
11,300		WEC Energy Group, Inc.	713,595
16,835		Xcel Energy, Inc.	766,329
			17,552,952
		TOTAL COMMON STOCKS (Cost $112,953,792)	113,589,709

		SHORT-TERM INVESTMENTS - 0.2%
		Money Market Funds - 0.2%
208,819		Invesco Short-Term Investments Trust - Government & Agency Portfolio, Institutional Class, 1.64%*	208,819
		TOTAL SHORT-TERM INVESTMENTS (Cost $208,819)	208,819

		INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.8%
		Money Market Funds - 1.8%
2,070,287		First American Government Obligations Fund, Class Z, 1.60%*	2,070,287
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,070,287)	2,070,287

		Total Investments (Cost $115,232,898) - 101.8%	115,868,815
		Liabilities in Excess of Other Assets - (1.8)%	(2,003,020)
		TOTAL NET ASSETS - 100.0%	$113,865,795

	Percentages are stated as a percent of net assets.
	+	All or a portion of this security is on loan as of May 31, 2018. The total value of securities on loan is $2,022,406.
	(a)	Non-income producing security.
	*	Rate shown is the annualized seven-day yield as of May 31, 2018.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Nationwide Risk-Based International Equity ETF
Schedule of Investments
May 31, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.2%
	AUSTRALIA - 6.0%
	Consumer Staples - 1.0%
16,150	Wesfarmers, Ltd.	$556,736
30,880	Woolworths Group, Ltd.	664,976
		1,221,712
	Financials - 2.4%
167,758	AMP, Ltd.	495,041
8,832	Commonwealth Bank of Australia	463,112
79,516	Insurance Australia Group, Ltd.	489,146
22,875	National Australia Bank, Ltd.	463,863
66,579	QBE Insurance Group, Ltd.	477,572
21,501	Westpac Banking Corporation	453,082
		2,841,816
	Industrials - 0.5%
76,819	Brambles, Ltd.	524,868
	Materials - 1.3%
55,815	Amcor, Ltd.	593,786
58,762	Newcrest Mining, Ltd.	923,033
		1,516,819
	Telecommunication Services - 0.4%
244,828	Telstra Corporation, Ltd.	518,696
	Utilities - 0.4%
30,475	AGL Energy, Ltd.	509,600
		7,133,511
	AUSTRIA - 0.8%
	Financials - 0.4%
12,751	Erste Group Bank AG	531,068
	Industrials - 0.4%
9,683	ANDRITZ AG	482,635
		1,013,703
	BELGIUM - 1.9%
	Consumer Staples - 0.4%
4,656	Anheuser-Busch InBev SA/NV	435,990
	Financials - 0.8%
10,658	Ageas SA	539,942
5,594	KBC Group NV	432,277
		972,219
	Health Care - 0.4%
6,282	UCB SA	494,975
	Telecommunication Services - 0.3%
15,312	Proximus SADP	409,485
		2,312,669
	BERMUDA - 0.4%
	Financials - 0.4%
2,981	HAL Trust	527,524
		527,524
	CHINA - 1.6%
	Energy - 1.2%
404,000	China Petroleum & Chemical Corporation	395,031
204,000	China Shenhua Energy Company, Ltd.	533,136
624,000	PetroChina Company, Ltd.	516,278
		1,444,445
	Financials - 0.4%
157,000	China Life Insurance Company, Ltd.	438,327
		1,882,772
	DENMARK - 3.0%
	Consumer Discretionary - 0.4%
5,647	Pandora AS +	443,857
	Consumer Staples - 0.5%
5,408	Carlsberg AS	600,460
	Financials - 0.4%
16,069	Danske Bank AS	532,731
	Health Care - 0.7%
4,563	Coloplast AS - Series B	433,076
9,235	Novo Nordisk AS - Series B	438,031
		871,107

	Industrials - 0.6%
10,964	Vestas Wind Systems AS	717,860
	Utilities - 0.4%
7,591	Orsted AS	454,159
		3,620,174
	FINLAND - 0.8%
	Financials - 0.4%
8,758	Sampo Oyj - Series A	430,192
	Industrials - 0.4%
9,722	Kone OYJ - Series B	480,607
		910,799
	FRANCE - 7.2%
	Consumer Discretionary - 1.7%
719	Hermes International	510,958
21,183	Peugeot SA	493,177
6,314	Publicis Groupe SA	438,828
5,462	Sodexo SA	529,317
		1,972,280
	Consumer Staples - 1.1%
22,920	Carrefour SA	412,687
1,735	L'Oreal SA	416,394
3,096	Pernod Ricard SA	519,325
		1,348,406
	Financials - 0.8%
18,929	AXA SA	471,192
33,238	Credit Agricole SA	455,496
		926,688
	Health Care - 0.8%
3,539	Essilor International Cie Generale d'Optique SA	482,920
6,356	Sanofi	486,931
		969,851
	Industrials - 1.3%
5,778	Legrand SA	435,299
4,149	Teleperformance	654,789
3,834	Thales SA	487,373
		1,577,461
	Materials - 0.4%
4,108	Arkema SA	499,905
	Telecommunication Services - 0.4%
24,368	Orange SA	418,848
	Utilities - 0.7%
27,018	Engie SA	426,867
19,231	Veolia Environnement SA	435,946
		862,813
		8,576,252
	GERMANY - 11.7%
	Consumer Discretionary - 2.2%
2,456	adidas AG	555,028
5,421	Bayerische Motoren Werke AG	540,278
2,040	Continental AG	516,978
8,418	Daimler AG	606,087
19,203	TUI AG	446,403
		2,664,774
	Consumer Staples - 0.4%
4,158	Beiersdorf AG	476,917
	Financials - 1.7%
2,129	Allianz SE	438,335
4,684	Deutsche Boerse AG	625,496
4,255	Hannover Rueck SE	536,420
2,311	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	475,591
		2,075,842
	Health Care - 1.5%
3,441	Bayer AG	409,138
4,819	Fresenius Medical Care AG & Company KGaA	480,505
5,856	Fresenius SE & Company KGaA	449,515
4,998	Merck KGaA	509,555
		1,848,713
	Industrials - 1.4%
28,478	Deutsche Lufthansa AG	772,883
11,019	Deutsche Post AG	417,644
3,545	Siemens AG	461,395
		1,651,922

	Information Technology - 0.5%
4,823	SAP SE	542,382
	Materials - 1.3%
4,891	BASF SE	481,004
6,362	HeidelbergCement AG	562,917
2,681	Linde AG	554,396
		1,598,317
	Real Estate - 1.2%
9,784	Deutsche Wohnen SE	458,318
4,460	LEG Immobilien AG	488,128
11,159	Vonovia SE	525,724
		1,472,170
	Telecommunication Services - 0.4%
27,014	Deutsche Telekom AG	416,871
	Utilities - 1.1%
47,614	E.ON SE	504,219
10,160	Innogy SE +	428,255
17,324	RWE AG	392,211
		1,324,685
		14,072,593
	HONG KONG - 4.1%
	Financials - 0.5%
68,000	AIA Group, Ltd.	624,159
	Industrials - 1.3%
25,300	Jardine Matheson Holdings, Ltd.	1,579,731
	Real Estate - 2.3%
380,500	Hongkong Land Holdings, Ltd.	2,762,430
		4,966,320
	IRELAND - 2.4%
	Consumer Discretionary - 0.6%
5,432	Paddy Power Betfair plc	658,482
	Consumer Staples - 0.4%
4,576	Kerry Group plc - Series A	481,541
	Industrials - 1.0%
14,597	Kingspan Group plc	674,746
24,196	Ryanair Holdings plc (a)	461,647
		1,136,393
	Materials - 0.4%
13,466	CRH plc	496,715
		2,773,131
	ITALY - 1.9%
	Consumer Discretionary - 0.4%
7,644	Luxottica Group SpA	475,408
	Financials - 1.2%
151,692	Intesa Sanpaolo SpA	445,242
56,602	Mediobanca Banca di Credito Finanziario SpA	533,063
26,173	UniCredit SpA	431,817
		1,410,122
	Utilities - 0.3%
73,386	Terna Rete Elettrica Nazionale SpA	388,140
		2,273,670

	JAPAN - 26.6%
	Consumer Discretionary - 5.0%
9,100	Aisin Seiki Company, Ltd.	458,999
9,000	Denso Corporation	438,216
13,300	Honda Motor Company, Ltd.	421,972
62,300	Nissan Motor Company, Ltd.	619,587
4,300	Nitori Holdings Company, Ltd.	740,711
4,400	Oriental Land Company, Ltd.	451,562
24,500	Sekisui House, Ltd.	437,931
5,800	Shimano, Inc.	821,593
18,700	Subaru Corporation	573,160
10,200	Suzuki Motor Corporation	587,900
6,900	Toyota Motor Corporation	439,550
		5,991,181
	Consumer Staples - 4.6%
27,700	Aeon Company, Ltd.	550,456
33,200	Ajinomoto Company, Inc.	635,458
8,600	Asahi Group Holdings, Ltd.	450,878
28,500	Japan Tobacco, Inc.	770,178
6,400	Kao Corporation	497,296
6,700	MEIJI Holdings Company, Ltd.	571,669
12,600	Seven & I Holdings Company, Ltd.	559,111
6,000	Shiseido Company, Ltd.	476,377
17,600	Unicharm Corporation	547,707
7,300	Yakult Honsha Company, Ltd.	481,090
		5,540,220
	Financials - 2.2%
23,300	Japan Exchange Group, Inc.	443,718
59,200	Japan Post Holdings Company, Ltd.	679,482
300,900	Mizuho Financial Group, Inc.	525,388
16,000	MS&AD Insurance Group Holdings, Inc.	510,139
11,300	Sumitomo Mitsui Financial Group, Inc.	468,350
		2,627,077
	Health Care - 3.6%
37,100	Astellas Pharmaceutical, Inc.	568,392
13,100	Daiichi Sankyo Company, Ltd.	421,414
6,600	Eisai Company, Ltd.	478,514
13,000	Olympus Corporation	461,871
26,300	ONO Pharmaceutical Company, Ltd.	653,476
9,300	Otsuka Holdings Company, Ltd.	463,866
4,800	Sysmex Corporation	433,412
10,900	Takeda Pharmaceutical Company, Ltd.	446,655
7,500	Terumo Corporation	445,948
		4,373,548
	Industrials - 7.1%
14,100	ANA Holdings, Inc.	568,698
2,600	Central Japan Railway Company	538,690
5,200	East Japan Railway Company	514,759
11,800	Hankyu Hanshin Holdings, Inc.	487,662
26,700	ITOCHU Corporation	502,814
22,000	Japan Airlines Company, Ltd.	854,121
72,000	Marubeni Corporation	562,243
16,100	Mitsubishi Corporation	449,161
13,200	Mitsubishi Heavy Industries, Ltd.	500,567
26,800	Mitsui & Company, Ltd.	472,876
5,600	Secom Company, Ltd.	418,486
26,700	Sumitomo Corporation	449,116
26,000	Tokyu Corporation	462,828
230,000	Toshiba Corporation (a)	647,798
7,600	West Japan Railway Company	547,589
19,200	Yamato Holdings Company, Ltd.	552,080
		8,529,488

	Information Technology - 0.4%
15,600	Canon, Inc.	533,282
	Materials - 0.4%
53,300	Toray Industries, Inc.	437,065
	Real Estate - 0.6%
4,400	Daito Trust Construction Company, Ltd.	719,665
	Telecommunication Services - 1.5%
16,100	KDDI Corporation	436,491
12,500	Nippon Telegraph & Telephone Corporation	587,464
27,600	NTT DOCOMO, Inc.	715,880
		1,739,835
	Utilities - 1.2%
31,400	Chubu Electric Power Company, Inc.	487,134
30,900	Kansai Electric Power Company, Inc.	445,390
17,500	Tokyo Gas Company, Ltd.	477,588
		1,410,112
		31,901,473
	NETHERLANDS - 3.6%
	Consumer Staples - 1.3%
4,539	Heineken Holding NV	441,353
4,810	Heineken NV	480,843
24,316	Koninklijke Ahold Delhaize NV	557,859
		1,480,055
	Energy - 0.4%
14,477	Royal Dutch Shell plc - A Shares	502,209
	Financials - 0.8%
34,753	ING Groep NV	505,385
10,773	NN Group NV	462,268
		967,653
	Industrials - 0.4%
8,395	Wolters Kluwer NV	470,766
	Materials - 0.4%
5,571	Akzo Nobel NV	488,376
	Telecommunication Services - 0.3%
135,116	Koninklijke KPN NV	367,016
		4,276,075
	NORWAY - 1.1%
	Consumer Staples - 0.8%
23,008	Marine Harvest ASA	460,298
52,416	Orkla ASA	472,750
		933,048
	Telecommunication Services - 0.3%
20,807	Telenor ASA	428,597
		1,361,645
	PORTUGAL - 0.3%
	Consumer Discretionary - 0.3%
74,041	NOS SGPS SA	396,704
		396,704
	SINGAPORE - 2.0%
	Financials - 0.8%
24,100	DBS Group Holdings, Ltd.	511,209
23,200	United Overseas Bank Ltd.	488,129
		999,338
	Real Estate - 0.5%
217,200	CapitaLand Ltd.	561,899
	Telecommunication Services - 0.7%
337,500	Singapore Telecommunications, Ltd.	827,694
		2,388,931
	SPAIN - 2.3%
	Consumer Discretionary - 0.4%
14,810	Industria de Diseno Textil SA	466,940
	Financials - 0.3%
253,946	Banco de Sabadell SA	426,267
	Industrials - 0.7%
38,687	Abertis Infraestructuras SA	829,123
	Utilities - 0.9%
70,015	EDP Renovaveis SA	657,504
20,334	Red Electrica Corporation SA	395,201
		1,052,705
		2,775,035

	SWEDEN - 2.8%
	Consumer Discretionary - 0.3%
24,826	Hennes & Mauritz AB - Series B +	373,527
	Financials - 1.5%
44,021	Nordea Bank AB	422,680
43,335	Skandinaviska Enskilda Banken AB	389,793
41,796	Svenska Handelsbanken AB - Series A	457,443
22,781	Swedbank AB - Series A	472,815
		1,742,731
	Industrials - 0.3%
18,246	Assa Abloy AB	391,707
	Information Technology - 0.3%
55,573	Telefonaktiebolaget LM Ericsson - Series B	402,465
	Telecommunication Services - 0.4%
94,222	Telia Company AB	441,041
		3,351,471
	SWITZERLAND - 4.2%
	Consumer Discretionary - 0.4%
4,979	Cie Financiere Richemont SA	457,535
	Consumer Staples - 0.9%
8	Chocoladefabriken Lindt & Spruengli AG	606,245
6,908	Nestle SA	522,650
		1,128,895
	Financials - 0.8%
5,595	Swiss Re AG	484,775
1,488	Zurich Insurance Group AG	442,268
		927,043
	Health Care - 0.9%
5,369	Novartis AG	398,456
2,987	Roche Holding AG	641,243
		1,039,699
	Industrials - 0.8%
1,144	Geberit AG	495,489
174	SGS SA	451,150
		946,639
	Materials - 0.4%
227	Givaudan SA	506,830
		5,006,641
	UNITED KINGDOM - 14.0%
	Consumer Discretionary - 4.0%
19,244	Burberry Group plc	529,811
25,186	Compass Group plc	542,087
52,218	Informa plc	545,033
42,886	Pearson plc	514,511
12,220	Persimmon plc	460,500
71,735	Sky plc	1,285,772
171,255	Taylor Wimpey plc	433,316
7,631	Whitbread plc	428,000
		4,739,030
	Consumer Staples - 2.6%
11,329	Associated British Foods plc	399,487
8,357	British American Tobacco plc	430,244
13,115	Diageo plc	482,099
12,464	Imperial Brands plc	449,461
5,443	Reckitt Benckiser Group plc	417,255
155,851	Tesco plc	509,542
8,234	Unilever plc	454,316
		3,142,404
	Financials - 2.6%
66,433	Aviva plc	451,544
164,548	Barclays plc	431,870
63,220	HSBC Holdings plc	606,196
638,115	Lloyds Banking Group plc	536,722
141,997	Royal Bank of Scotland Group plc (a)	519,798
60,636	RSA Insurance Group plc	525,908
		3,072,038
	Health Care - 1.3%
7,777	AstraZeneca plc	565,649
25,654	GlaxoSmithKline plc	520,242
26,118	Smith & Nephew plc	475,609
		1,561,500

		Industrials - 2.2%
57,719		BAE Systems plc	491,085
16,760		Bunzl plc	510,711
21,678		Experian plc	531,198
25,184		RELX NV	549,140
25,134		RELX plc	552,673
			2,634,807
		Utilities - 1.3%
286,978		Centrica plc	557,145
43,237		National Grid plc	479,427
28,974		SSE plc	527,232
			1,563,804
			16,713,583
		UNITED STATES - 0.5%
		Consumer Discretionary - 0.5%
9,752		Carnival plc	627,675
			627,675
		TOTAL COMMON STOCKS (Cost $120,025,714)	118,862,351

		SHORT-TERM INVESTMENTS - 0.4%
		Money Market Funds - 0.4%
446,535		Invesco Short-Term Investments Trust - Government & Agency Portfolio, Institutional Class, 1.64%*	446,535
		TOTAL SHORT-TERM INVESTMENTS (Cost $446,535)	446,535

		INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 1.0%
		Repurchase Agreements - 1.0%
277,130		Citigroup Global Markets, Inc. - 1.79%, dated 05/31/2018, matures 06/01/2018, repurchase price $277,144 (collateralized by various government agency obligations: Total Value $282,673)	277,130
277,130		Daiwa Capital Markets America, Inc. - 1.80%, dated 05/31/2018, matures 06/01/2018, repurchase price $277,144 (collateralized by various government agency obligations: Total Value $282,673)	277,130
82,073		Deutsche Bank Securities, Inc. - 1.78%, dated 05/31/2018, matures 06/01/2018, repurchase price $82,077 (collateralized by various government notes: Total Value $83,714)	82,073
277,130		Merrill Lynch, Pierce, Fenner & Smith, Inc. - 1.79%, dated 05/31/2018, matures 06/01/2018, repurchase price $277,144 (collateralized by various government agency obligations: Total Value $282,673)	277,130
277,130		Nomura Securities International, Inc. - 1.80%, dated 05/31/2018, matures 06/01/2018, repurchase price $277,144 (collateralized by various government agency obligations: Total Value $282,673)	277,130
		TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $1,190,593)	1,190,593

		Total Investments (Cost $121,662,842) - 100.6%	120,499,479
		Liabilities in Excess of Other Assets - (0.6)%	(744,674)
		TOTAL NET ASSETS - 100.0%	$119,754,805

	Percentages are stated as a percent of net assets.
	+	All or a portion of this security is on loan as of May 31, 2018. The total value of securities on loan is $1,129,214.
	(a)	Non-income producing security.
	*	Rate shown is the annualized seven-day yield as of May 31, 2018.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Nationwide Maximum Diversification U.S. Core Equity ETF
Schedule of Investments
May 31, 2018 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Consumer Discretionary - 22.1%
437	Adient plc - ADR	$23,266
4,616	Advance Auto Parts, Inc.	593,709
1,079	Amazon.com, Inc. (a)	1,758,360
527	Aptiv plc	51,383
1,092	Aramark	42,391
395	Autoliv, Inc. +	58,448
980	AutoZone, Inc. (a)	636,333
21,062	Best Buy Company, Inc.	1,437,481
213	Booking Holdings, Inc. (a)	449,200
1,193	Burlington Stores, Inc. (a)	174,476
2,934	Caesars Entertainment Corporation (a)	35,648
405	CarMax, Inc. (a)	27,913
1,944	Carnival Corporation	121,072
1,637	CBS Corporation - Class B	82,456
987	Charter Communications, Inc. - Class A (a)	257,646
2,389	Chipotle Mexican Grill, Inc. (a)	1,027,700
5,478	Comcast Corporation - Class A	170,804
1,854	Darden Restaurants, Inc.	162,058
1,034	DISH Network Corporation - Class A (a)	30,555
14,251	Dollar General Corporation	1,246,677
4,608	Dollar Tree, Inc. (a)	380,575
739	Domino's Pizza, Inc.	185,844
1,692	Expedia Group, Inc.	204,783
10,724	Foot Locker, Inc. +	578,774
14,641	Gap, Inc.	409,655
5,146	General Motors Company	219,734
623	Genuine Parts Company	56,562
16,590	H&R Block, Inc.	455,395
5,969	Hanesbrands, Inc.	108,815
751	Harley-Davidson, Inc.	30,851
624	Hasbro, Inc.	54,132
1,702	Interpublic Group of Companies, Inc.	38,465
11,473	Kohl's Corporation	765,823
967	L Brands, Inc.	32,791
1,450	Las Vegas Sands Corporation	116,885
619	Liberty Broadband Corporation - Series C (a)	42,631
2,692	Liberty Global plc - Class A (a)	76,749
3,165	Liberty Global plc - Class C (a)	87,607
1,233	Liberty Media Corporation-Liberty Formula One - Series C (a)	38,938
1,577	Liberty Media Corporation-Liberty SiriusXM - Series C (a)	72,842
649	Live Nation Entertainment, Inc. (a)	27,667
2,971	Lowe's Companies, Inc.	282,275
8,500	Lululemon Athletica, Inc. (a)	892,925
16,456	Macy's, Inc.	574,479
29,843	Mattel, Inc. +	463,164
3,462	McDonald's Corporation	553,955
12,672	Michael Kors Holdings, Ltd. (a)	727,246
100	Mohawk Industries, Inc. (a) +	20,404
5,371	Netflix, Inc. (a)	1,888,444
12,319	Newell Brands, Inc.	290,482

5,560	NIKE, Inc. - Class B	399,208
505	Nordstrom, Inc.	24,760
634	Norwegian Cruise Line Holdings, Ltd. (a)	33,184
20	NVR, Inc. (a)	59,811
996	Omnicom Group, Inc.	71,792
1,521	O'Reilly Automotive, Inc. (a)	409,773
268	Polaris Industries, Inc.	29,989
360	PVH Corporation	57,600
1,953	Qurate Retail, Inc. (a)	39,704
1,683	Ross Stores, Inc.	132,755
571	Royal Caribbean Cruises, Ltd.	59,944
368	Service Corporation International	13,502
3,647	ServiceMaster Global Holdings, Inc. (a)	208,390
10,786	Sirius XM Holdings, Inc. +	76,581
5,957	Starbucks Corporation	337,583
2,582	Tapestry, Inc.	112,885
3,601	Target Corporation	262,477
769	Tesla, Inc. (a) +	218,957
211	Thor Industries, Inc.	19,539
538	Tiffany & Company	70,360
2,623	TJX Companies, Inc.	236,909
7,352	Tractor Supply Company	546,327
1,261	Ulta Beauty, Inc. (a)	311,354
1,572	V.F. Corporation	127,584
144	Vail Resorts, Inc. +	34,674
15,362	Viacom, Inc. - Class B	416,309
4,814	Walt Disney Company	478,848
243	Whirlpool Corporation	35,174
5,608	Wynn Resorts, Ltd.	1,099,224
1,744	Yum China Holdings, Inc.	68,539
401	Yum! Brands, Inc.	32,613
		24,092,817
	Consumer Staples - 10.5%
2,379	Archer Daniels Midland Company	104,010
3,345	Brown-Forman Corporation - Class B	189,193
12,205	Bunge, Ltd.	848,857
9,294	Campbell Soup Company +	312,650
1,802	Church & Dwight Company, Inc.	84,604
7,015	Clorox Company	847,623
16,689	Coca-Cola Company	717,627
2,064	Coca-Cola European Partners plc	78,370
5,366	Colgate-Palmolive Company	338,541
9,050	Conagra Brands, Inc.	335,393
2,531	Constellation Brands, Inc. - Class A	564,615
1,970	Costco Wholesale Corporation	390,533
24,289	Coty, Inc. - Class A +	321,830
1,062	Estee Lauder Companies, Inc.	158,705
2,541	General Mills, Inc.	107,459
1,481	Hershey Company	133,349
1,395	Hormel Foods Corporation	50,067
314	Ingredion, Inc.	34,976
1,727	JM Smucker Company	185,653
1,872	Kellogg Company	120,538
1,601	Kimberly-Clark Corporation	161,461
2,790	Kraft Heinz Company	160,369
48,216	Kroger Company	1,173,095
684	Lamb Weston Holdings, Inc.	43,605

541	McCormick & Company, Inc.	54,641
858	Molson Coors Brewing Company - Class B	52,896
3,691	Mondelez International, Inc. - Class A	144,946
11,255	Monster Beverage Corporation (a)	575,806
6,172	PepsiCo, Inc.	618,743
539	Pinnacle Foods, Inc.	34,464
11,144	Procter & Gamble Company	815,406
2,134	Sysco Corporation	138,774
18,944	Tyson Foods, Inc. - Class A	1,278,151
4,012	Walgreens Boots Alliance, Inc.	250,309
		11,427,259
	Energy - 5.5%
3,387	Anadarko Petroleum Corporation	236,413
685	Andeavor	98,935
2,093	Apache Corporation	83,720
9,120	Baker Hughes, a GE Company	315,461
15,979	Cabot Oil & Gas Corporation	365,120
909	Cheniere Energy, Inc. (a)	60,558
1,216	Chevron Corporation	151,149
919	Cimarex Energy Company	85,393
642	Concho Resources, Inc. (a)	88,153
5,117	ConocoPhillips	344,835
5,662	Devon Energy Corporation	235,369
484	Diamondback Energy, Inc.	58,448
449	Energen Corporation (a)	30,460
2,509	EOG Resources, Inc.	295,585
3,987	EQT Corporation	205,490
3,698	Halliburton Company	183,939
463	Helmerich & Payne, Inc.	30,734
1,330	Hess Corporation	80,359
828	HollyFrontier Corporation	63,905
28,756	Marathon Oil Corporation	616,240
1,655	National Oilwell Varco, Inc.	68,550
4,310	Newfield Exploration Company (a)	126,024
8,351	Noble Energy, Inc.	298,131
3,514	Occidental Petroleum Corporation	295,879
1,448	ONEOK, Inc.	98,696
10,416	Parsley Energy, Inc. (a)	307,064
1,728	Pioneer Natural Resources Company	333,677
6,025	Schlumberger, Ltd.	413,736
1,016	Targa Resources Corporation	49,408
1,746	Valero Energy Corporation	211,615
3,741	Williams Companies, Inc.	100,483
		5,933,529
	Financials - 5.8%
2,950	Aflac, Inc.	132,927
28,926	AGNC Investment Corporation	544,387
68	Alleghany Corporation	38,798
1,514	Allstate Corporation	141,529
818	Ally Financial, Inc.	20,982
1,702	American Express Company	167,306
321	American Financial Group, Inc.	35,271
3,930	American International Group, Inc.	207,465
90,670	Annaly Capital Management, Inc.	945,688
882	Aon plc	123,365
813	Arch Capital Group, Ltd. (a)	63,780
307	Arthur J. Gallagher & Company	20,348

585	Athene Holding Ltd. - Class A (a)	26,132
526	Bank of the Ozarks	25,006
703	BB&T Corporation	36,908
1,057	Brown & Brown, Inc.	29,363
3,847	Cboe Global Markets, Inc.	375,313
1,312	Chubb, Ltd.	171,465
714	Cincinnati Financial Corporation	49,530
534	CIT Group, Inc.	26,663
1,226	Citizens Financial Group, Inc.	50,082
1,616	CME Group, Inc.	263,246
255	Cullen/Frost Bankers, Inc. +	29,129
560	E*TRADE Financial Corporation (a)	35,476
837	Everest Re Group, Ltd.	188,568
167	FactSet Research Systems, Inc. +	33,569
3,056	Fifth Third Bancorp	93,452
467	First American Financial Corporation	24,321
1,399	First Horizon National Corporation	25,937
694	First Republic Bank/CA	69,122
948	FNF Group	35,038
1,629	Hartford Financial Services Group, Inc.	85,246
4,097	Huntington Bancshares, Inc.	60,922
2,527	Intercontinental Exchange, Inc.	179,139
941	Janus Henderson Group plc	29,067
3,014	KeyCorporation	58,592
455	M&T Bank Corporation	78,296
69	Markel Corporation (a)	75,699
601	MarketAxess Holdings, Inc.	128,404
1,267	Marsh & McLennan Companies, Inc.	101,829
2,592	MetLife, Inc.	119,206
532	Nasdaq, Inc.	48,870
2,065	New York Community Bancorp, Inc.	23,933
643	Northern Trust Corporation	65,920
510	PacWest Bancorp	27,061
328	PNC Financial Services Group, Inc.	47,038
2,652	Progressive Corporation	164,663
5,108	Regions Financial Corporation	93,170
127	Reinsurance Group of America, Inc.	18,979
320	RenaissanceRe Holdings, Ltd.	39,286
240	Signature Bank (a)	30,598
1,207	Starwood Property Trust, Inc.	26,204
3,328	Synchrony Financial	115,249
974	TD Ameritrade Holding Corporation	57,661
1,180	Travelers Companies, Inc.	151,654
766	Voya Financial, Inc.	39,786
2,413	Wells Fargo & Company	130,279
547	Willis Towers Watson plc	82,679
426	WR Berkley Corporation	32,576
2,689	XL Group, Ltd.	149,455
861	Zions Bancorporation	47,191
		6,338,818
	Health Care - 19.6%
6,821	AbbVie, Inc.	674,869
1,532	Aetna, Inc.	269,831
3,576	Alexion Pharmaceuticals, Inc. (a)	415,281
325	Align Technology, Inc. (a)	107,884
8,756	Alkermes plc (a)	413,283
1,730	Allergan plc	260,884

4,307	Alnylam Pharmaceuticals, Inc. (a)	428,417
1,767	AmerisourceBergen Corporation	145,141
1,149	Anthem, Inc.	254,412
2,734	athenahealth, Inc. (a)	411,385
1,501	Baxter International, Inc.	106,331
1,203	Becton Dickinson and Company	266,573
885	Biogen, Inc. (a)	260,155
802	BioMarin Pharmaceutical, Inc. (a)	72,453
543	Bluebird Bio, Inc. (a)	97,224
1,814	Boston Scientific Corporation (a)	55,127
15,971	Bristol-Myers Squibb Company	840,394
1,418	Cardinal Health, Inc.	73,864
3,272	Celgene Corporation (a)	257,441
729	Centene Corporation (a)	85,410
1,603	Cerner Corporation (a)	95,667
1,119	Cigna Corporation	189,525
235	Cooper Companies, Inc.	53,183
6,387	CVS Health Corporation	404,872
1,426	DaVita, Inc. (a)	95,314
1,105	DENTSPLY SIRONA, Inc.	48,410
8,593	Edwards Lifesciences Corporation (a)	1,179,905
4,226	Eli Lilly & Company	359,379
4,804	Exact Sciences Corporation (a)	286,030
18,731	Exelixis, Inc. (a)	388,294
2,869	Express Scripts Holding Company (a)	217,499
5,668	Gilead Sciences, Inc.	382,023
6,322	HCA Healthcare, Inc.	652,051
440	Henry Schein, Inc. (a)	30,448
1,294	Hologic, Inc. (a)	49,030
5,749	Humana, Inc.	1,672,844
342	ICON plc (a)	44,111
110	IDEXX Laboratories, Inc. (a)	22,903
2,157	Illumina, Inc. (a)	587,653
2,800	Incyte Corporation (a)	191,156
3,657	Intuitive Surgical, Inc. (a)	1,681,012
5,570	Ionis Pharmaceuticals, Inc. (a)	259,841
370	IQVIA Holdings, Inc. (a)	36,604
276	Jazz Pharmaceuticals plc (a)	46,644
4,880	Johnson & Johnson	583,746
1,347	McKesson Corporation	191,193
3,468	Medtronic plc	299,358
10,810	Merck & Company, Inc.	643,519
4,693	Mylan NV (a)	180,493
4,129	Nektar Therapeutics (a)	331,435
4,407	Neurocrine Biosciences, Inc. (a)	424,218
10,640	Perrigo Company plc	778,422
14,666	Pfizer, Inc.	526,949
678	Regeneron Pharmaceuticals, Inc. (a)	203,617
3,301	Sage Therapeutics, Inc. (a)	504,030
466	Seattle Genetics, Inc. (a)	28,188
805	Stryker Corporation	140,086
80	Thermo Fisher Scientific, Inc.	16,662
362	United Therapeutics Corporation (a)	38,582
3,741	UnitedHealth Group, Inc.	903,489
1,388	Universal Health Services, Inc. - Class B	159,592
417	Varian Medical Systems, Inc. (a)	49,152
487	Veeva Systems, Inc. - Class A (a)	37,674

1,239	Vertex Pharmaceuticals, Inc. (a)	190,806
124	Waters Corporation (a)	23,885
1,542	WellCare Health Plans, Inc. (a)	341,815
605	West Pharmaceutical Services, Inc.	56,265
945	Zimmer Biomet Holdings, Inc.	105,377
1,465	Zoetis, Inc.	122,621
		21,351,931
	Industrials - 4.3%
1,468	3M Company	289,534
877	Acuity Brands, Inc.	103,705
535	Alaska Air Group, Inc.	32,533
589	Allison Transmission Holdings, Inc.	24,332
235	American Airlines Group, Inc.	10,232
265	Carlisle Companies, Inc.	28,458
2,725	CH Robinson Worldwide, Inc. +	237,075
157	CoStar Group, Inc. (a)	59,852
4,029	CSX Corporation	260,475
187	Cummins, Inc.	26,627
1,407	Deere & Company	210,360
609	Donaldson Co, Inc.	28,745
1,360	Equifax, Inc.	154,986
775	Expeditors International of Washington, Inc.	57,722
1,276	Fastenal Company	67,921
565	Flowserve Corporation	23,357
11,599	General Electric Company	163,314
808	HD Supply Holdings, Inc. (a)	32,910
167	Hubbell, Inc. +	17,984
1,528	IHS Markit, Ltd. (a)	75,300
393	JB Hunt Transport Services, Inc.	50,343
1,396	JetBlue Airways Corporation (a)	26,370
896	Johnson Controls International plc	30,070
2,663	Knight-Swift Transportation Holdings, Inc.	108,331
177	Lennox International, Inc.	35,986
2,930	Nielsen Holdings plc	88,398
588	Nordson Corporation	73,869
321	Oshkosh Corporation	23,353
179	PACCAR, Inc.	11,139
1,034	Republic Services, Inc.	69,723
257	Snap-on, Inc.	37,990
2,366	Southwest Airlines Company	120,856
1,510	Spirit AeroSystems Holdings, Inc.	127,912
7,386	Stericycle, Inc. (a)	469,010
225	TransDigm Group, Inc.	75,175
419	TransUnion	28,743
1,538	Union Pacific Corporation	219,565
1,132	United Continental Holdings, Inc. (a)	78,776
2,998	United Parcel Service, Inc. - Class B	348,128
1,618	W.W. Grainger, Inc.	499,946
235	WABCO Holdings, Inc. (a)	28,419
388	Wabtec Corporation	37,834
1,695	Waste Management, Inc.	140,193
782	Xylem, Inc.	55,053
		4,690,604
	Information Technology - 16.1%
6,558	Activision Blizzard, Inc.	465,028
58,327	Advanced Micro Devices, Inc. (a) +	800,830
3,551	Akamai Technologies, Inc. (a)	267,674

209	Alliance Data Systems Corporation	44,061
540	Alphabet, Inc. - Class A (a)	594,000
575	Alphabet, Inc. - Class C (a)	623,869
695	Amdocs, Ltd.	46,885
348	ANSYS, Inc. (a)	56,654
8,521	Apple, Inc.	1,592,319
241	Arista Networks, Inc. (a)	60,626
753	Automatic Data Processing, Inc.	97,905
646	Booz Allen Hamilton Holding Corporation	29,128
983	CA, Inc.	35,132
360	CDK Global, Inc.	23,166
659	CDW Corporation	52,752
1,200	Check Point Software Technologies, Ltd. (a)	116,832
8,182	Cisco Systems, Inc.	349,453
2,470	Cognizant Technology Solutions Corporation - Class A	186,115
4,039	CommScope Holding Company, Inc. (a)	118,423
884	Dell Technologies, Inc. - Class V (a)	71,303
160	DXC Technology Company	14,738
4,150	eBay, Inc. (a)	156,538
9,521	Electronic Arts, Inc. (a)	1,246,394
275	F5 Networks, Inc. (a)	47,605
7,971	Facebook, Inc. - Class A (a)	1,528,678
1,345	Fidelity National Information Services, Inc.	137,486
257	Fiserv, Inc. (a)	18,658
340	FleetCor Technologies, Inc. (a)	67,779
655	FLIR Systems, Inc.	35,305
599	Fortinet, Inc. (a)	36,647
6,260	GrubHub, Inc. (a)	671,135
328	Guidewire Software, Inc. (a)	30,452
390	IAC/InterActiveCorporation (a)	60,505
4,701	Intel Corporation	259,495
4,023	International Business Machines Corporation	568,489
152	IPG Photonics Corporation (a)	36,673
1,461	Juniper Networks, Inc.	38,921
9,038	Marvell Technology Group, Ltd.	194,679
359	Maxim Integrated Products, Inc.	21,055
157	MercadoLibre, Inc.	45,660
2,684	Micron Technology, Inc. (a)	154,572
1,620	Microsoft Corporation	160,121
3,943	NVIDIA Corporation	994,385
1,371	Oracle Corporation	64,053
2,799	Palo Alto Networks, Inc. (a)	582,445
522	Paychex, Inc.	34,233
2,659	PayPal Holdings, Inc. (a)	218,224
550	Qorvo, Inc. (a)	44,138
6,443	QUALCOMM, Inc.	374,467
2,579	salesforce.com, Inc. (a)	333,542
9,171	Seagate Technology plc	516,786
36,603	Snap, Inc. - Class A (a) +	416,908
612	Splunk, Inc. (a)	67,816
1,395	Square, Inc. - Class A (a)	81,259
757	SS&C Technologies Holdings, Inc.	38,539
2,684	Symantec Corporation	55,774
534	Take-Two Interactive Software, Inc. (a)	59,851
628	Total System Services, Inc.	53,499
49,099	Twitter, Inc. (a)	1,703,735
161	Tyler Technologies, Inc. (a)	37,291

127	Ultimate Software Group, Inc. (a)	33,293
215	Universal Display Corporation	21,285
2,240	VMware, Inc. - Class A (a)	307,955
511	Western Digital Corporation	42,674
186	WEX, Inc. (a)	32,701
1,304	Worldpay, Inc. - Class A (a)	103,629
1,072	Xerox Corporation	29,137
522	Xilinx, Inc.	35,553
231	Zebra Technologies Corporation (a)	35,461
		17,482,373
	Materials - 3.8%
481	Albemarle Corporation	44,959
1,831	Alcoa Corporation (a)	88,016
409	Avery Dennison Corporation	42,957
9,459	Axalta Coating Systems, Ltd. (a)	294,269
1,512	Ball Corporation	55,868
614	Berry Global Group, Inc. (a)	29,650
17,680	CF Industries Holdings, Inc.	727,356
3,722	DowDuPont, Inc.	238,617
635	FMC Corporation	55,302
368	International Flavors & Fragrances, Inc.	44,944
139	Martin Marietta Materials, Inc.	30,979
2,319	Mosaic Company	63,749
42,735	Newmont Mining Corporation	1,663,673
720	Olin Corporation	23,278
5,139	Royal Gold, Inc.	460,763
803	Sealed Air Corporation +	34,979
234	Sherwin-Williams Company	88,745
1,048	Steel Dynamics, Inc.	51,803
2,743	United States Steel Corporation	101,134
109	Vulcan Materials Company +	13,924
		4,154,965

	Real Estate - 5.4%
440	Alexandria Real Estate Equities, Inc. #	54,965
864	American Campus Communities, Inc. #	34,646
2,471	American Tower Corporation #	341,912
681	Apartment Investment & Management Company #	27,805
601	AvalonBay Communities, Inc. #	99,490
668	Boston Properties, Inc. #	81,342
642	Camden Property Trust #	56,496
23,662	Colony NorthStar, Inc. - Class A #	139,369
2,454	Crown Castle International Corporation #	255,584
4,428	Digital Realty Trust, Inc. #	475,922
671	Douglas Emmett, Inc. #	25,827
1,730	Duke Realty Corporation #	48,648
456	Equinix, Inc. #	180,964
2,160	Equity LifeStyle Properties, Inc. #	196,344
1,755	Equity Residential #	112,302
693	Essex Property Trust, Inc. #	165,648
9,745	Extra Space Storage, Inc. #	937,957
342	Federal Realty Investment Trust #	40,660
1,245	Forest City Realty Trust, Inc. - Class A #	25,361
944	Gaming and Leisure Properties, Inc. #	33,134
3,798	GGP, Inc. #	77,023
5,353	HCP, Inc. #	128,311
967	Healthcare Trust of America, Inc. - Class A #	24,813
1,281	Invitation Homes, Inc. #	28,195
669	Iron Mountain, Inc. #	22,271
133	Jones Lang LaSalle, Inc. #	21,780
214	Kilroy Realty Corporation #	16,296
16,441	Kimco Realty Corporation #	254,178
394	Lamar Advertising Company - Class A #	27,273
446	Liberty Property Trust #	19,718
708	Macerich Company #	39,386
518	Mid-America Apartment Communities, Inc. #	48,464
725	National Retail Properties, Inc. #	30,037
916	Omega Healthcare Investors, Inc. #	28,075
552	Prologis, Inc. #	35,521
2,385	Public Storage # +	505,239
5,630	Realty Income Corporation #	300,079
975	Regency Centers Corporation #	56,628
1,048	SBA Communications Corporation (a) #	165,657
1,816	Simon Property Group, Inc. #	290,960
456	SL Green Realty Corporation #	44,469
374	Sun Communities, Inc. #	36,158
1,157	UDR, Inc. #	42,196
3,128	Ventas, Inc. #	170,976
4,228	VEREIT, Inc. #	30,272
755	Vornado Realty Trust #	52,631
1,610	Welltower, Inc. #	92,817
186	WP Carey, Inc. #	12,501
		5,936,300

		Telecommunication Services - 1.7%
25,947		AT&T, Inc.	838,607
6,014		CenturyLink, Inc.	109,575
17,772		Verizon Communications, Inc.	847,191
960		Zayo Group Holdings, Inc. (a)	33,408
			1,828,781
		Utilities - 5.0%
2,182		American Water Works Company, Inc.	181,411
810		Aqua America, Inc.	28,107
343		Atmos Energy Corporation	30,599
1,957		CenterPoint Energy, Inc.	51,136
7,503		CMS Energy Corporation	346,113
13,384		Consolidated Edison, Inc.	1,026,955
4,537		Dominion Energy, Inc.	291,230
5,765		Edison International	358,352
6,834		Eversource Energy	390,085
14,258		Exelon Corporation	590,139
843		MDU Resources Group, Inc.	23,435
3,695		NextEra Energy, Inc.	612,668
1,563		NiSource, Inc.	39,544
937		OGE Energy Corporation	32,814
19,770		PG&E Corporation	856,633
1,861		Pinnacle West Capital Corporation	148,154
4,311		PPL Corporation	117,777
2,871		Public Service Enterprise Group, Inc.	152,106
1,481		Sempra Energy	157,771
793		UGI Corporation	40,023
			5,475,052
		TOTAL COMMON STOCKS (Cost $102,488,265)	108,712,429

		SHORT-TERM INVESTMENTS - 0.1%
		Money Market Funds - 0.1%
73,677		Invesco Short-Term Investments Trust-Government & Agency Portfolio, Institutional Class, 1.64%*	73,677
		TOTAL SHORT-TERM INVESTMENTS (Cost $73,677)	73,677

		INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.0%
		Money Market Funds - 3.0%
3,270,473		First American Government Obligations Fund, Class Z, 1.60%*	3,270,473
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost 3,270,473)	3,270,473

		Total Investments (Cost $105,832,415) - 102.9%	112,056,579
		Other Assets in Excess of Liabilities - (2.9)%	(3,155,020)
		TOTAL NET ASSETS - 100.0%	$108,901,559

	Percentages are stated as a percent of net assets.
	*	Rate shown is the annualized seven-day yield as of May 31, 2018.
	(a)	Non-income producing security.
	+	All or a portion of this security is on loan as of May 31, 2018. The total value of securities on loan is $3,178,647
	#	Real Estate Investment Trust ("REIT")
	ADR	American Depositary Receipt

	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Nationwide Maximum Diversification Emerging Markets Core Equity ETF
Schedule of Investments
May 31, 2018 (Unaudited)

Shares	Security Description	Value

	COMMON STOCKS - 99.2%
	BRAZIL - 2.8%
	Consumer Discretionary - 0.5%
19,176	Kroton Educacional SA	$55,097
13,716	Via Varejo SA	84,858
		139,955
	Consumer Staples - 0.1%
8,184	Ambev SA	43,359
	Industrials - 0.3%
13,884	Embraer SA	83,586
	Materials - 1.9%
11,976	Fibria Celulose SA	227,136
11,100	Klabin SA	62,057
23,988	Suzano Papel e Celulose SA	276,335
		565,528
		832,428
	CHILE - 0.6%
	Consumer Discretionary - 0.3%
8,196	SACI Falabella	76,605
	Industrials - 0.3%
2,166,535	Cia Sud Americana de Vapores SA (a)	83,175
		159,780
	CHINA - 19.2%
	Consumer Discretionary - 5.8%
48,000	ANTA Sports Products, Ltd.	276,588
72,000	BAIC Motor Corporation, Ltd.	69,943
6,000	BYD Company, Ltd.	38,933
73,800	Chongqing Changan Automobile Company, Ltd. - Series B	80,817
1,020	Ctrip.com International, Ltd. - ADR (a)	45,992
42,000	Geely Automobile Holdings, Ltd.	119,133
63,000	Great Wall Motor Company, Ltd.	61,441
1,560,000	HengTen Networks Group, Ltd. (a)	62,645
3,024	JD.com, Inc. - ADR (a)	106,384
105,000	Li Ning Company, Ltd. (a)	126,094
984	New Oriental Education & Technology Group, Inc. - ADR	97,878
30,000	Shenzhou International Group Holdings, Ltd.	351,090
5,148	TAL Education Group - ADR (a)	218,584
3,984	Vipshop Holdings, Ltd. - ADR (a)	46,533
		1,702,055
	Consumer Staples - 1.9%
135,000	Dali Foods Group Company, Ltd.	104,122
6,000	Hengan International Group Company, Ltd.	57,138
108,000	Tingyi Cayman Islands Holding Corporation	241,770
102,000	Uni-President China Holdings, Ltd.	109,878
42,000	Zhou Hei Ya International Holdings Company, Ltd.	36,088
		548,996

	Financials - 0.2%
186,000	China Huarong Asset Management Company, Ltd.	62,600
	Health Care - 2.6%
57,000	3SBio, Inc.	163,134
1,488	BeiGene, Ltd. - ADR (a)	297,780
18,000	China Medical System Holdings, Ltd.	43,370
24,000	CSPC Pharmaceutical Group, Ltd.	75,113
84,000	Luye Pharmaceutical Group, Ltd.	92,201
192,000	Sihuan Pharmaceutical Holdings Group, Ltd.	49,688
12,000	Sinopharm Group Company, Ltd.	53,314
		774,600
	Industrials - 1.4%
828	51job, Inc. - ADR (a)	88,099
72,000	Beijing Capital International Airport Company, Ltd.	106,474
48,000	China Southern Airlines Company, Ltd.	47,485
168,000	COSCO SHIPPING Holdings Company, Ltd. (a)	94,450
60,000	Sinopec Engineering Group Company, Ltd.	64,481
		400,989
	Information Technology - 4.3%
6,000	AAC Technologies Holdings, Inc.	90,335
3,276	Autohome, Inc. - ADR	369,271
1,056	Baozun, Inc. - ADR (a)	64,743
17,724	Fang Holdings, Ltd. - ADR (a)	89,861
18,600	Legend Holdings Corporation	59,280
876	Momo, Inc. - ADR (a)	40,226
420	NetEase, Inc. - ADR	95,894
144,000	Semiconductor Manufacturing International Corporation (a)	188,349
10,200	Sunny Optical Technology Group Company, Ltd.	207,533
600	YY, Inc. - ADR (a)	69,918
		1,275,410
	Materials - 0.6%
162,000	China Molybdenum Company, Ltd.	102,642
126,000	Fufeng Group, Ltd.	71,319
		173,961
	Real Estate - 1.6%
60,000	China Evergrande Group (a) +	175,927
84,000	Country Garden Holdings Company, Ltd.	164,699
36,000	Logan Property Holdings Company, Ltd.	54,155
18,000	Sunac China Holdings, Ltd.	68,497
		463,278
	Telecommunication Services - 0.2%
132,000	China Telecom Corporation, Ltd.	61,590
	Utilities - 0.6%
18,000	ENN Energy Holdings, Ltd.	185,297
		5,648,776
	GREECE - 1.6%
	Consumer Discretionary - 0.4%
11,880	OPAP SA	127,581
	Financials - 0.9%
56,976	Alpha Bank AE (a)	121,776
117,852	Eurobank Ergasias SA (a)	123,811
		245,587
	Telecommunication Services - 0.3%
7,284	Hellenic Telecommunications Organization SA	87,152
		460,320

	HONG KONG - 4.5%
	Consumer Discretionary - 0.4%
480,000	Alibaba Pictures Group, Ltd. (a) +	62,416
24,000	Brilliance China Automotive Holdings, Ltd.	44,854
		107,270
	Consumer Staples - 0.6%
18,000	China Mengniu Dairy Company, Ltd.	65,399
24,000	China Resources Beer Holdings Company, Ltd.	116,571
		181,970
	Financials - 0.4%
24,000	BOC Hong Kong Holdings, Ltd.	120,701
	Health Care - 0.2%
24,000	Sino Biopharmaceutical, Ltd.	60,703
	Industrials - 0.2%
48,000	China State Construction International Holdings, Ltd.	59,295
	Information Technology - 0.1%
180,000	Tongda Group Holdings, Ltd.	42,911
	Real Estate - 0.6%
390,000	Fullshare Holdings, Ltd.	183,959
	Telecommunication Services - 1.1%
30,000	China Mobile, Ltd.	267,714
48,000	China Unicom Hong Kong, Ltd.	65,231
		332,945
	Utilities - 0.9%
26,400	China Gas Holdings, Ltd. +	109,549
24,000	China Resources Gas Group, Ltd.	91,176
36,000	Guangdong Investment, Ltd.	60,672
		261,397
		1,351,151
	HUNGARY - 0.2%
	Financials - 0.2%
1,788	OTP Bank plc	63,981
		63,981
	INDIA - 19.4%
	Consumer Discretionary - 2.2%
5,412	Balkrishna Industries, Ltd.	90,993
27,516	Crompton Greaves Consumer Electricals, Ltd.	92,458
7,176	Future Retail, Ltd. (a)	62,644
1,152	Hero MotoCorporation, Ltd.	60,515
29,340	Indian Hotels Company, Ltd.	61,717
7,896	Mahindra & Mahindra, Ltd.	107,993
828	Maruti Suzuki India, Ltd.	104,750
48	MRF, Ltd.	53,869
		634,939
	Consumer Staples - 3.0%
5,340	Colgate-Palmolive India, Ltd.	99,682
18,612	Hindustan Unilever, Ltd.	444,445
744	Nestle India, Ltd.	106,436
4,032	United Breweries, Ltd.	69,936
3,180	United Spirits, Ltd. (a)	157,562
		878,061

	Energy - 1.2%
9,252	Bharat Petroleum Corporation, Ltd.	55,382
13,356	Hindustan Petroleum Corporation, Ltd.	61,721
18,408	Reliance Industries, Ltd.	251,327
		368,430
	Financials - 4.0%
14,088	Axis Bank, Ltd.	113,965
2,268	Bajaj Finance, Ltd.	70,911
1,788	Bajaj Finserv, Ltd.	160,094
49,416	Bank of Baroda	100,212
4,020	Cholamandalam Investment and Finance Company, Ltd.	91,067
3,336	Housing Development Finance Corporation, Ltd.	90,614
23,868	ICICI Bank, Ltd.	101,085
3,564	IndusInd Bank, Ltd.	103,275
14,292	Max Financial Services, Ltd. (a)	103,797
54,348	Punjab National Bank (a)	67,369
2,844	Shriram Transport Finance Company, Ltd.	61,290
30,048	State Bank of India	120,023
		1,183,702
	Health Care - 3.2%
14,484	Biocon, Ltd.	142,817
10,116	Cadila Healthcare, Ltd.	54,161
6,744	Cipla, Ltd./India	52,447
9,804	Glenmark Pharmaceuticals, Ltd.	77,864
6,012	Jubilant Life Sciences, Ltd.	70,310
9,804	Lupin, Ltd.	111,918
5,844	Natco Pharmaceutical, Ltd.	69,956
3,096	Piramal Enterprises, Ltd.	108,799
24,540	Sun Pharmaceutical Industries, Ltd.	174,679
7,752	Wockhardt, Ltd. (a)	78,517
		941,468
	Industrials - 0.8%
7,080	Cummins India, Ltd.	73,583
132	Eicher Motors, Ltd.	60,209
5,256	InterGlobe Aviation, Ltd.	94,964
		228,756
	Information Technology - 2.7%
7,200	HCL Technologies, Ltd.	97,129
17,112	Infosys, Ltd.	312,355
7,512	Tata Consultancy Services, Ltd.	193,810
4,932	Tech Mahindra, Ltd.	52,063
18,792	Vakrangee, Ltd.	9,078
2,820	WNS Holdings, Ltd. - ADR (a)	144,215
		808,650
	Materials - 0.7%
4,860	Asian Paints, Ltd.	93,959
16,020	Berger Paints India, Ltd.	70,791
996	UltraTech Cement, Ltd.	55,272
		220,022

	Telecommunication Services - 1.0%
11,604	Bharti Airtel, Ltd.	64,243
30,708	Bharti Infratel, Ltd.	135,901
97,656	Idea Cellular, Ltd. (a)	88,999
		289,143
	Utilities - 0.6%
26,964	Adani Transmission, Ltd. (a)	54,362
17,928	Indraprastha Gas, Ltd.	70,402
17,520	Power Grid Corporation of India, Ltd.	54,378
		179,142
		5,732,313
	INDONESIA - 4.8%
	Consumer Discretionary - 0.7%
120,000	Astra International Tbk PT	59,590
102,000	Matahari Department Store Tbk PT	67,168
403,800	Surya Citra Media Tbk PT	71,490
		198,248
	Consumer Staples - 0.2%
20,400	Unilever Indonesia Tbk PT	66,948
	Energy - 1.2%
939,600	Adaro Energy Tbk PT	127,466
794,400	Medco Energi Internasional Tbk PT (a)	64,032
67,800	United Tractors Tbk PT	171,025
		362,523
	Financials - 1.5%
85,800	Bank Central Asia Tbk PT	140,171
162,600	Bank Mandiri Persero Tbk PT	82,499
87,600	Bank Negara Indonesia Persero Tbk PT	53,430
400,200	Bank Rakyat Indonesia Persero Tbk PT	88,709
327,600	Bank Tabungan Negara Persero Tbk PT	71,909
		436,718
	Telecommunication Services - 0.9%
1,013,400	Telekomunikasi Indonesia Persero Tbk PT	256,724
	Utilities - 0.3%
539,400	Perusahaan Gas Negara Persero Tbk	80,357
		1,401,518
	MALAYSIA - 1.8%
	Energy - 0.3%
120,000	Dialog Group Bhd	97,990
	Financials - 0.8%
36,000	CIMB Group Holdings Bhd	53,367
30,000	Malayan Banking Bhd	72,814
16,200	Public Bank Bhd	97,119
		223,300
	Industrials - 0.2%
103,800	Sime Darby Bhd	63,636
	Materials - 0.2%
58,200	Press Metal Aluminium Holdings Bhd	69,167
	Telecommunication Services - 0.3%
74,400	DiGi.Com Bhd	82,625
		536,718
	MEXICO - 2.0%
	Consumer Discretionary - 0.6%
29,676	Grupo Televisa SAB	98,982
16,608	Megacable Holdings SAB de CV	70,748
		169,730

	Consumer Staples - 0.4%
14,604	Fomento Economico Mexicano SAB de CV	121,116
	Financials - 0.6%
4,368	Grupo Elektra SAB de CV	110,977
13,428	Grupo Financiero Banorte SAB de CV	70,896
		181,873
	Industrials - 0.2%
49,596	Alfa SAB de CV - Series A	50,557
	Telecommunication Services - 0.2%
77,580	America Movil SAB de CV - Series L	59,971
		583,247
	PHILIPPINES - 2.4%
	Consumer Discretionary - 0.6%
131,400	Bloomberry Resorts Corporation	27,013
26,580	Jollibee Foods Corporation	138,628
		165,641
	Consumer Staples - 0.2%
20,520	Universal Robina Corporation	49,996
	Financials - 0.8%
38,460	Bank of the Philippine Islands	69,547
38,520	Metropolitan Bank & Trust Company	58,218
30,060	Security Bank Corporation	111,576
		239,341
	Industrials - 0.2%
4,200	SM Investments Corporation	69,393
	Real Estate - 0.2%
66,000	SM Prime Holdings, Inc.	46,483
	Telecommunication Services - 0.2%
2,784	PLDT, Inc.	68,626
	Utilities - 0.2%
10,440	Manila Electric Company	64,148
		703,628
	POLAND - 0.8%
	Energy - 0.2%
2,760	Polski Koncern Naftowy ORLEN SA	60,799
	Financials - 0.6%
1,620	Bank Pekao SA	48,954
6,912	Powszechna Kasa Oszczednosci Bank Polski SA	70,134
6,444	Powszechny Zaklad Ubezpieczen SA	63,243
		182,331
		243,130
	REPUBLIC OF KOREA - 13.4%
	Consumer Discretionary - 3.4%
1,188	CJ E&M Corporation	99,849
1,140	Coway Company, Ltd.	92,325
468	Hanssem Company, Ltd.	49,060
2,256	HLB, Inc. (a)	288,815
516	Hyundai Mobis Company, Ltd.	104,355
936	Hyundai Motor Company	120,696
2,244	Kia Motors Corporation	64,846
744	LG Electronics, Inc.	63,912
300	Lotte Shopping Company, Ltd.	62,341
1,440	Mando Corporation	51,364
		997,563

	Consumer Staples - 1.8%
156	Amorepacific Corporation	48,119
924	AMOREPACIFIC Group	108,005
204	E-MART, Inc.	47,312
132	LG Household & Health Care, Ltd.	164,457
852	Orion Corporation/Republic of Korea	102,355
84	Ottogi Corporation	63,120
		533,368
	Financials - 1.1%
1,440	Hana Financial Group, Inc.	55,572
312	Samsung Fire & Marine Insurance Company, Ltd.	72,504
708	Samsung Life Insurance Company, Ltd.	67,651
1,488	Shinhan Financial Group Company, Ltd.	60,392
4,224	Woori Bank	59,954
		316,073
	Health Care - 3.6%
804	Celltrion Pharmaceutical, Inc. (a)	69,514
492	Celltrion, Inc. (a)	121,180
492	Genexine Company, Ltd. (a)	52,032
1,440	Green Cross Holdings Corporation	50,696
240	Hanmi Pharmaceutical Company, Ltd.	107,537
1,200	Hanmi Science Company, Ltd.	79,039
96	Hugel, Inc. (a)	42,970
1,932	Komipharm International Company, Ltd. (a)	52,693
252	Medy-Tox, Inc.	176,174
2,280	SillaJen, Inc. (a)	170,268
600	ViroMed Company, Ltd. (a)	147,502
		1,069,605
	Industrials - 1.6%
7,692	Doosan Infracore Company, Ltd. (a)	74,212
2,280	Hanwha Aerospace Company, Ltd. (a)	70,116
2,400	Korea Aerospace Industries, Ltd. (a)	97,964
504	Samsung C&T Corporation	58,678
6,480	Samsung Engineering Company, Ltd. (a)	110,911
192	SK Holdings Company, Ltd.	49,338
		461,219
	Information Technology - 1.1%
84	NAVER Corporation	52,132
204	NCSoft Corporation	66,805
348	Samsung SDI Company, Ltd.	64,728
276	Samsung SDS Company, Ltd.	54,025
1,116	SK Hynix, Inc.	96,697
		334,387
	Materials - 0.3%
252	LG Chemical, Ltd.	79,134
	Telecommunication Services - 0.5%
6,816	LG Uplus Corporation	73,980
408	SK Telecom Company, Ltd.	84,026
		158,006
		3,949,355

	RUSSIAN FEDERATION - 1.1%
	Energy - 0.5%
4,620	Novatek PJSC	62,131
195,000	Surgutneftegas OJSC	89,573
		151,704
	Industrials - 0.1%
20,400	Aeroflot PJSC	46,084
	Materials - 0.2%
39,000	Alrosa PJSC	55,252
	Utilities - 0.3%
1,158,000	Inter RAO UES PJSC	75,803
		328,843
	SOUTH AFRICA - 1.6%
	Consumer Discretionary - 0.1%
164,580	Steinhoff International Holdings NV (a)	14,554
	Consumer Staples - 0.2%
3,486	Bid Corporation, Ltd.	69,891
	Materials - 1.3%
25,940	AngloGold Ashanti, Ltd.	221,160
48,708	Gold Fields, Ltd.	173,757
		394,917
		479,362
	TAIWAN - 12.1%
	Consumer Discretionary - 0.5%
6,000	Eclat Textile Company, Ltd.	73,294
102,000	Tatung Company, Ltd. (a)	76,769
		150,063
	Consumer Staples - 0.9%
18,000	President Chain Store Corporation	184,437
36,000	Uni-President Enterprises Corporation	87,833
		272,270
	Financials - 1.1%
54,000	Cathay Financial Holding Company, Ltd.	96,604
108,000	CTBC Financial Holding Company, Ltd.	77,860
48,000	Fubon Financial Holding Company, Ltd.	83,467
84,000	Mega Financial Holding Company, Ltd.	73,594
		331,525
	Industrials - 0.4%
132,000	Walsin Lihwa Corporation	110,362
	Information Technology - 6.6%
18,000	Accton Technology Corporation	51,847
6,000	Asustek Computer, Inc.	54,370
18,000	Epistar Corporation (a)	24,391
12,000	Globalwafers Company, Ltd.	237,505
5,172	Himax Technologies, Inc. - ADR	38,531
78,000	Hon Hai Precision Industry Company, Ltd.	223,107
42,000	HTC Corporation (a)	82,145
150,000	Innolux Corporation	58,075
12,000	MediaTek, Inc.	124,760
18,000	Micro-Star International Company, Ltd.	75,096
2,160	Silicon Motion Technology Corporation - ADR	105,041
54,000	Taiwan Semiconductor Manufacturing Company, Ltd.	403,719
18,000	Tripod Technology Corporation	50,945
66,000	United Microelectronics Corporation	36,677
12,000	Win Semiconductors Corporation	97,525
120,000	Winbond Electronics Corporation	80,303
6,000	Yageo Corporation	190,444
		1,934,481

	Materials - 0.7%
84,000	China Steel Corporation	66,165
24,000	Formosa Plastics Corporation	86,111
24,000	Nan Ya Plastics Corporation	67,046
		219,322
	Telecommunication Services - 1.9%
24,000	Chunghwa Telecom Company, Ltd.	87,312
84,000	Far EasTone Telecommunications Company, Ltd.	214,195
66,000	Taiwan Mobile Company, Ltd.	242,311
		543,818
		3,561,841
	THAILAND- 9.9%
	Consumer Discretionary - 0.5%
94,200	Beauty Community PCL	51,532
240,000	Home Product Center PCL	109,534
		161,066
	Consumer Staples - 2.3%
72,000	Berli Jucker PCL	128,289
63,000	Charoen Pokphand Foods PCL	49,234
170,400	CP ALL PCL	430,128
148,800	Thai Union Group PCL	80,470
		688,121
	Energy - 1.3%
153,600	Banpu PCL	100,832
372,600	IRPC PCL	76,873
60,000	PTT PCL	97,999
33,000	Thai Oil PCL	94,905
		370,609
	Financials - 1.1%
13,800	Bangkok Bank PCL	83,257
13,200	Kasikornbank PCL	80,463
9,600	Siam Commercial Bank PCL	39,912
21,600	Tisco Financial Group PCL	56,043
986,400	TMB Bank PCL	76,470
		336,145
	Health Care - 0.8%
137,400	Bangkok Dusit Medical Services PCL	114,893
18,000	Bumrungrad Hospital PCL	108,315
		223,208
	Industrials - 1.0%
82,200	Airports of Thailand PCL	176,015
469,800	Bangkok Expressway & Metro PCL	120,424
		296,439
	Information Technology - 0.4%
65,400	Delta Electronics Thailand PCL	131,863
	Materials - 0.8%
95,400	Indorama Ventures PCL	173,712
19,800	PTT Global Chemical PCL	55,241
		228,953

		Real Estate - 0.4%
45,600		Central Pattana PCL	108,690
		Telecommunication Services - 1.3%
39,000		Advanced Info Service PCL	232,244
657,600		True Corp PCL	146,978
			379,222
			2,924,316
		TURKEY - 0.9%
		Financials - 0.4%
32,979		Akbank Turk AS	58,363
31,280		Turkiye Garanti Bankasi AS	61,423
			119,786
		Industrials - 0.5%
11,964		Aselsan Elektronik Sanayi Ve Ticaret AS +	62,227
21,912		Turk Hava Yollari AO (a)	80,405
			142,632
			262,418
		UNITED STATES - 0.1%
		Consumer Discretionary - 0.1%
24,000		Nexteer Automotive Group, Ltd.	39,591
			39,591
		TOTAL COMMON STOCKS (Cost $29,841,326)	29,262,716

		PREFERRED STOCKS - 0.2%
		RUSSIAN FEDERATION - 0.2%
		Energy - 0.2%
105,000		Surgutneftegas OJSC	51,348
		TOTAL PREFERRED STOCKS (Cost $53,389)	51,348

		SHORT-TERM INVESTMENTS - 0.5%
		Money Market Funds - 0.5%
153,777		Invesco Short-Term Investments Trust - Government & Agency Portfolio, Institutional Class, 1.64%*	153,777
		TOTAL SHORT-TERM INVESTMENTS (Cost $153,777)	153,777

		INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL - 0.4%
		Repurchase Agreements - 0.4%
110,639		Daiwa Capital Markets America, Inc. - 1.80%, dated 05/31/2018, matures 06/01/2018, repurchase price $110,644 (collateralized by various government agency obligations: Total Value $112,852)	110,639
		TOTAL INVESTMENTS PURCHASED WITH SECURITIES LENDING COLLATERAL (Cost $110,639)	110,639

		Total Investments (Cost $30,159,131) - 100.3%	29,578,480
		Liabilities in Excess of Other Assets - (0.3)%	(72,415)
		TOTAL NET ASSETS - 100.0%	$29,506,065

	Percentages are stated as a percent of net assets.
	(a)	Non-income producing security
	ADR	American Depositary Receipt
	+	All or a portion of this security is on loan as of May 31, 2018. The total value of securities on loan is $100,867.

	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Since the Funds do not have a full fiscal year, the tax cost of investments is the same as noted in the Schedule of Investments.

Summary of Fair Value Disclosure at May 31, 2018 (Unaudited)

The Funds utilize various methods to measure fair value of its investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2018:

Nationwide Risk-Based U.S. Equity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$113,589,709	$-	$-	$113,589,709
Short-Term Investments	208,819	-	-	208,819
Investments Purchased with Proceeds from Securities Lending	2,070,287	-	-	2,070,287
Total Investments in Securities	$115,868,815	$-	$-	$115,868,815
^See Schedule of Investments for breakout of investments by sector classification.

Nationwide Risk-Based International Equity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$118,862,351	$-	$-	$118,862,351
Short-Term Investments	446,535	-	-	446,535
Investments Purchased with Securities Lending Collateral	1,190,593	-	-	1,190,593
Total Investments in Securities	$120,499,479	$-	$-	$120,499,479
^See Schedule of Investments for breakout of investments by country and sector classification.

Nationwide Maximum Diversification U.S. Core Equity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$108,712,429	$-	$-	$108,712,429
Short-Term Investments	73,677	-	-	73,677
Investment Purchased with Proceeds from Securities Lending	3,270,473	-	-	3,270,473
Total Investments in Securities	$112,056,579	$-	$-	$112,056,579
^See Schedule of Investments for breakout of investments by sector classification.

Nationwide Maximum Diversification Emerging Markets Core Equity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$29,200,489	$62,227	$-	$29,262,716
Preferred Stocks	51,348	-	-	51,348
Short-Term Investments	153,777	-	-	153,777
Investments Purchased with Securities Lending Collateral	110,639	-	-	110,639
Total Investments in Securities	$29,516,253	$62,227	$-	$29,578,480
^See Schedule of Investments for breakout of investments by country and sector classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended May 31, 2018, the Funds did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         ETF Series Solutions

By (Signature and Title)  /s/ Paul R. Fearday
                                            Paul R. Fearday, President (principal executive officer)

Date  July 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul R. Fearday
                                             Paul R. Fearday, President (principal executive officer)

Date  July 13, 2018

By (Signature and Title)*  /s/ Kristen M. Weitzel
                                              Kristen M. Weitzel, Treasurer (principal financial officer)

Date  July 13, 2018

* Print the name and title of each signing officer under his or her signature.